12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 | Fidelity Advisor Multi-Asset Income Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Multi-Asset Income Fund/A, M, C, I, Z
Investment Objective
The fund seeks to provide a combination of income and capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 - Fidelity Advisor Multi-Asset Income Fund	Fidelity Advisor Multi-Asset Income Fund: Class A		Fidelity Advisor Multi-Asset Income Fund: Class M		Fidelity Advisor Multi-Asset Income Fund: Class C		Fidelity Advisor Multi-Asset Income Fund-Class I	Fidelity Advisor Multi-Asset Income Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 - Fidelity Advisor Multi-Asset Income Fund		Fidelity Advisor Multi-Asset Income Fund: Class A	Fidelity Advisor Multi-Asset Income Fund: Class M	Fidelity Advisor Multi-Asset Income Fund: Class C	Fidelity Advisor Multi-Asset Income Fund-Class I	Fidelity Advisor Multi-Asset Income Fund: Class Z
Management fee		0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none	none
Other expenses		0.57%	0.59%	0.58%	0.52%	0.33%	[1]
Total annual operating expenses		1.38%	1.40%	2.14%	1.08%	0.89%
Fee waiver and/or expense reimbursement	[2]	0.28%	0.30%	0.29%	0.23%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.10%	1.10%	1.85%	0.85%	0.76%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.10%, 1,10%, 1.85%, 0.85%, and 0.76% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 - Fidelity Advisor Multi-Asset Income Fund - USD ($)	Fidelity Advisor Multi-Asset Income Fund: Class A	Fidelity Advisor Multi-Asset Income Fund: Class M	Fidelity Advisor Multi-Asset Income Fund: Class C	Fidelity Advisor Multi-Asset Income Fund-Class I	Fidelity Advisor Multi-Asset Income Fund: Class Z
1 year	$ 508	$ 508	$ 288	$ 87	$ 78
3 years	784	787	632	313	266
5 years	1,090	1,098	1,113	565	476
10 years	$ 1,960	$ 1,979	$ 2,441	$ 1,289	$ 1,080

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 - Fidelity Advisor Multi-Asset Income Fund - USD ($)	Fidelity Advisor Multi-Asset Income Fund: Class A	Fidelity Advisor Multi-Asset Income Fund: Class M	Fidelity Advisor Multi-Asset Income Fund: Class C	Fidelity Advisor Multi-Asset Income Fund-Class I	Fidelity Advisor Multi-Asset Income Fund: Class Z
1 Year	$ 508	$ 508	$ 188	$ 87	$ 78
3 Years	784	787	632	313	266
5 Years	1,090	1,098	1,113	565	476
10 Years	$ 1,960	$ 1,979	$ 2,441	$ 1,289	$ 1,080

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 367% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income producing securities of all types.
  Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities.
  Investing in domestic and foreign issuers.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.

Principal Investment Risks
  Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. Although the indexes have characteristics relevant to the fund's investment strategies, the fund’s composite index provides information that may be helpful in understanding the fund’s risk profile, and does not necessarily reflect how the fund will implement its investment strategy. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	4.99%	September 30, 2016
Lowest Quarter Return	-4.25%	December 31, 2018

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 - Fidelity Advisor Multi-Asset Income Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Multi-Asset Income Fund: Class A | Return Before Taxes	(7.12%)	2.68%	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund: Class A | After Taxes on Distributions	(8.03%)	0.94%	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund: Class A | After Taxes on Distributions and Sales	(4.13%)	1.34%	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund: Class M | Return Before Taxes	(7.12%)	2.68%	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund: Class C | Return Before Taxes	(4.94%)	3.19%	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund-Class I | Return Before Taxes	(3.01%)	4.21%	Sep. 09, 2015
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.01%	1.83%
S&P 500/Bloomberg Barclays U.S. Aggregate Bond 50/50 Index(reflects no deduction for fees, expenses, or taxes)	(1.90%)	6.16%
[1]	From September 9, 2015 for Class A, Class M, Class C, and Class I.

12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-09 | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund: Class C
On Class C shares redeemed less than one year after purchase.